Interest Bearing Liabilities and Financing Facilities - Additional Information (Detail) SFr in Millions, $ in Millions				12 Months Ended
	Jan. 17, 2020 USD ($)	Aug. 28, 2015 USD ($) Note	Jun. 24, 2008 USD ($)	Dec. 31, 2022 USD ($) Loan	Dec. 31, 2021 USD ($) Loan	Dec. 31, 2020 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2022 CHF (SFr) Loan
Interest bearing liabilities and financing facilities [line items]
Borrowings				$ 5,138	$ 5,430	$ 6,214
Borrowings repaid				283	784	83
Syndicated facility [member] | Tranche one [Member]
Interest bearing liabilities and financing facilities [line items]
Borrowings				$ 800
Borrowings maturity				October 2024
Syndicated facility [member] | Tranche two [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings				$ 600
Borrowings maturity				July 2025
Syndicated facility [member] | Tranche three [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings				$ 600
Borrowings maturity				12 July 2027
JBIC facility [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings				$ 83	166	250
Borrowings repaid				$ 83	$ 84
Receivables percentage in favour of lenders			90.00%
Reserve amount for receivables of lenders			$ 30
JBIC facility [member] | Tranche one [Member] | Loan commitments [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings			$ 1,000
Borrowings interest rate basis			Interest is payable semi-annually in arrears and the principal amortises on a straight-line basis, with equal instalments of principal due on each interest payment date (every six months).
JBIC facility [member] | Tranche two [member] | Loan commitments [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings			$ 500
Borrowings repaid							$ 500
Bilateral facilities [member]
Interest bearing liabilities and financing facilities [line items]
Number of borrowing facilities | Loan				14	14			14
Loan facilities amount				$ 2,050	$ 1,900
Borrowings				$ (5)	(4)	(4)
Bilateral facilities [member] | Tranche one [Member]
Interest bearing liabilities and financing facilities [line items]
Number of borrowing facilities | Loan				1				1
Bilateral facilities [member] | Tranche two [member]
Interest bearing liabilities and financing facilities [line items]
Number of borrowing facilities | Loan				5				5
Bilateral facilities [member] | Tranche three [member]
Interest bearing liabilities and financing facilities [line items]
Number of borrowing facilities | Loan				4				4
New syndicated facility [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings	$ 600
Borrowings maturity	seven years
Borrowings interest rate	1.20%
Borrowings interest rate basis	LIBOR
Unsecured bonds [member]
Interest bearing liabilities and financing facilities [line items]
Financial liabilities carrying amount				$ 4,084	4,081
Financial liabilities at fair value				3,852	4,443
Medium Term Notes [member]
Interest bearing liabilities and financing facilities [line items]
Financial liabilities carrying amount				385	592			SFr 175
Financial liabilities at fair value				372	604
Borrowings				385	592	597
Borrowings repaid				200
Global medium term notes [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings		$ 3,000
Number of notes issued | Note		2
US Bonds [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings				4,084	4,081	$ 4,778
Borrowings interest rate basis		Interest on the bonds is payable semi-annually in arrears
Borrowings repaid					700
US Bonds [member] | JBIC facility [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings repaid		$ 83
US Bonds [member] | Yucho 2022 median term note [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings repaid		$ 200
Borrowings [member] | Syndicated facility [member]
Interest bearing liabilities and financing facilities [line items]
Current line of credit facility				2,000
Fair value hedges [member]
Interest bearing liabilities and financing facilities [line items]
Gain on changes in fair value risks of the hedged item				7	5
Loss on changes in fair value risks of the hedged instrument				$ 7	$ 7